Description of Business and Summary of Significant Accounting Policies - Estimated useful lives of property and equipment (Details)	12 Months Ended
Dec. 31, 2021
Computer equipment
Estimated useful lives of property and equipment
Estimated useful lives of property and equipment	3 years
Furniture and fixtures
Estimated useful lives of property and equipment
Estimated useful lives of property and equipment	5 years